SHARE-BASED COMPENSATION (Details) - USD ($) $ in Thousands			3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 28, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Stock-based compensation expense			$ 785	$ 568	$ 1,002	$ 2,565	$ 996
Options outstanding (in shares)		1,186,000				1,186,000	989,000	453,000
Shares issued (in shares)		14,375,000
Out-of-the-Money Option
Class of Warrant or Right [Line Items]
Stock-based compensation expense			$ 7,200
Options outstanding (in shares)			0
Earnout Shares | Kalera SA
Class of Warrant or Right [Line Items]
Number of shares exchanged or converted (in shares)	4,000,000
Kalera Options
Class of Warrant or Right [Line Items]
Shares issued (in shares)	364,000